Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders’ Equity [Abstract]
Schedule of Share-Based Compensation Expenses	The Company recorded share-based compensation expenses of $1,348,581 and $nil for the six months ended June 30, 2023 and 2022, respectively. The following table sets forth the allocation of share-based compensation expenses:
	For the six months ended June 30,
	2023	2022

Cost of revenues	$4,543	$-
Selling expenses	16,396	-
General and administrative expenses	1,323,099	-
Research and development expenses	4,543	-
Total	$1,348,581	$-

Schedule of Restricted Shares Units	A summary of the restricted shares units activities is as follows:
	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding at January 1, 2023	2,500,650	2.00	6,826,775

Forfeited	(161,250)	2.00

Restricted share units outstanding at June 30, 2023	2,339,400	2.00	6,222,804

Schedule of Non-controlling Interest	Non-controlling interest consists of the following:
	As of June 30, 2023	As of December 31, 2022

GMB (Beijing)	$3,118	$4,313
GMB Culture	1,002	2,997
Jiagui Haifeng	-	(710)
GMB Consulting	12,781	13,270
Shidong Cloud	44,693	42,389
Sunrise Guxian	(64,330)	(39,323)
GMB Technology	(189,862)	(186,539)
Sunrise Guizhou	11,683,777	13,616,498
Total	$11,491,179	$13,452,895